Shareholder Report, Average Annual Return (Details) 1014016_Franklin Income Equity Focus ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	114 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Franklin Income Equity Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Income Equity Focus ETF (NAV)
Average Annual Return, Percent	21.01%	11.31%	13.07%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.79%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	13.33%	9.00%	10.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%	12.07%	14.33%